Restatement of Prior Period Financial Statement	12 Months Ended
Dec. 31, 2021
CIK0001848000_LAKESHORE ACQUISITION I CORP
Restatement of Prior Period Financial Statement

Note 9 — Restatement of Prior Period Financial Statement

Recently, the Staff of the SEC issued comment letters to multiple SPACs and addressed certain accounting and reporting considerations related to redeemable equity instruments. Based on ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary share subject to redemption to be classified outside of permanent equity. As a result, the Company re-evaluated its accounting classification of public shares and concluded that all public shares should be reported as temporary equity on the Company’s balance sheet. The Company previously classified 4,578,015 public shares as temporary equity and the remaining as permanent equity to maintain total shareholders’ equity above $5 million on the balance sheet as of June 15, 2021 filed with Form 8-K on June 22, 2021. In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” we evaluated and have determined to restate all 5,000,000 public shares as temporary equity.

The following summarizes the effect of the restatement on each financial statement line item.

	As		As
As of June 15, 2021	Reported	Adjustment	Restated
Restated Balance Sheet
Ordinary share subject to possible redemption	$45,780,150	$4,219,850	$50,000,000
Shareholders’ Equity
Ordinary share	211	(42)	169
Additional paid in capital	5,011,721	(4,219,808)	791,913
Total shareholders’ equity	$5,000,004	$(4,219,850)	$780,154